CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

12.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2023 and June 30, 2024:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	2	1	1
- Cash at bank	4,751	8,778	1,207

Total	4,753	8,779	1,208

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	3,673	1,781	245
US$	762	6,609	909
HK$	318	389	54

Total	4,753	8,779	1,208

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.